Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000000503 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000503 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000503 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000503 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000503 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000503 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000505 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000505 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000505 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000505 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000505 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000505 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000504 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000504 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000504 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000504 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000504 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000504 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000502 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000502 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000502 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000502 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000502 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000502 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000506 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000506 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000506 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000506 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000506 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000506 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000507 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000000507 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000000507 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000000507 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000000507 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000000507 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000029704 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000029704 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%
C000029704 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000029704 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000029704 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000029704 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000000524 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000524 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000524 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000524 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000524 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000526 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000526 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000526 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000526 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000526 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000525 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000525 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000525 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000525 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000525 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000523 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000523 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000523 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000523 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000523 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000527 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000527 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000527 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000527 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000527 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000528 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000000528 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000000528 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000000528 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000000528 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000029707 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000029707 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000029707 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000029707 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000029707 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000224185 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.70%
C000224185 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000224185 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000224185 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000224185 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000000496 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000496 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000496 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000496 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000496 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000496 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000000498 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000498 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000498 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000498 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000498 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000498 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000000497 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000497 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000497 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000497 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000497 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000497 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000000495 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000495 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000495 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000495 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000495 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000495 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000000499 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000499 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000499 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000499 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000499 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000499 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000000500 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000000500 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000000500 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000000500 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000000500 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000000500 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000029703 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000029703 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000029703 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000029703 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000029703 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000029703 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000224183 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000224183 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000224183 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000224183 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000224183 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000224183 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
C000250407 [Member] | One To 7 [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
C000250407 [Member] | Eight To 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000250407 [Member] | Thirty One To 60 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000250407 [Member] | Sixty One To 90 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000250407 [Member] | Ninety One To 180 [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000250407 [Member] | One Hundred Eighty One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%